Schedule of Performance Based Warrants (Details)	Dec. 31, 2025 $ / shares shares
Product Launch Type One [Member]
Class of Warrant or Right [Line Items]
Warrants per SKU | shares	1,000,000
Exercise Price | $ / shares	$ 0.10
Product Launch Type Two [Member]
Class of Warrant or Right [Line Items]
Warrants per SKU | shares	500,000
Exercise Price | $ / shares	$ 0.10